NET LOSS PER SHARE - Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, ¥ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2020 ¥ / shares shares	Sep. 30, 2020 $ / shares shares	Sep. 30, 2019 ¥ / shares shares	Sep. 30, 2020 $ / shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic and diluted loss per share | ¥					¥ (73,688)	¥ (87,789)
Denominator:
Denominator for basic and diluted loss per share weighted average ordinary shares outstanding | shares	43,595,871	43,595,871	43,512,447		43,583,448	43,496,848
Basic and diluted loss per share | (per share)	¥ (1.94)	$ (0.29)	¥ (1.67)	$ (0.25)	¥ (1.69)	¥ (2.02)